T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.6%
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  225,000 224
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  122,000 121
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  215,000 220
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 135,000 133
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 110,000 114
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 92,858 94
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 100,000 102
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.452%, 12/26/31 (1) 163,250 164
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.852%, 12/26/31 (1) 163,250 164
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 50,548 50
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  140,000 136
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  40,000 41
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  150,000 151
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  75,000 76
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  90,000 91

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  200,000 194
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 120,000 121
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  200,000 204
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 5.794%, 1/18/38 (1) 275,000 277
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 6.075%, 1/15/40 (1) 250,000 251
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 117,264 117
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 490,000 475
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 230,000 219
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 100,000 102
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100,000 102
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 170,000 171
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 100,000 101
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 25,000 25
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 82,553 82
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 121,146 118

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 201,406 191
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.031%, 1/15/38 (1) 250,000 251
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 62,682 64
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 5.803%, 1/17/37 (1) 250,000 251
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 145,000 147
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 95,000 96
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 65,000 66
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  390,000 385
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  223,067 223
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  45,000 46
FirstKey Homes Trust
Series 2020-SFR2, Class C
1.667%, 10/19/37 (1) 180,000 176
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  500,000 501
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  110,000 111
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 465,000 471
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 6.215%, 1/15/38 (1) 250,000 252

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Frontier Issuer
Series 2024-1, Class A2
6.19%, 6/20/54 (1) 135,000 140
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.633%, 10/20/37 (1) 250,000 251
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 130,275 119
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 327,525 340
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.362%, 10/15/30 (1) 235,833 236
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 161,120 160
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 103
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 100,000 101
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 175,909 179
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.672%, 7/15/35 (1) 250,000 251
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 100,000 97
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 335,000 339

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 214,580 216
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 67,419 69
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 5.613%, 1/20/39 (1) 255,000 256
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.565%, 11/13/31 (1) 178,551 179
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M TSFR + 1.912%, 6.205%, 7/20/29 (1) 250,000 250
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.90%, 11/26/37 (1) 250,000 251
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 23,052 23
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 103
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 101,293 102
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 5.973%, 11/15/36 (1) 250,000 251
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 81,184 82
Progress Residential Trust
Series 2021-SFR2, Class A
1.546%, 4/19/38 (1) 87,983 86
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 400,000 387
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.452%, 8/20/32 (1) 234,463 235

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
RR 12
Series 2020-12A, Class AAR3, CLO, FRN
3M TSFR + 1.25%, 5.552%, 1/15/36 (1) 310,000 310
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.852%, 4/15/37 (1) 315,000 316
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.002%, 10/15/39 (1) 250,000 252
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  118,364 117
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  140,000 140
Santander Drive Auto Receivables Trust
Series 2022-6, Class B
4.72%, 6/15/27  197,669 198
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  115,000 115
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  265,000 267
SCF Equipment Trust
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 195,000 195
SCF Equipment Trust
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 190,000 193
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 380,000 395
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 276,982 255
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 65,000 66
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 35,000 36
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 185,000 188

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 45,000 46
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.85%, 4/25/37 (1) 415,000 417
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 189,715 184
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.943%, 1/20/32 (1) 250,000 250
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.502%, 10/15/31 (1) 435,113 436
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.825%, 1/22/38 (1) 250,000 250
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/18/31  245,000 247
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.502%, 7/15/30 (1) 138,599 139
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.543%, 7/20/31 (1) 228,015 228
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 99,938 100
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.493%, 1/20/32 (1) 152,545 153
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 118,145 120
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 94,402 96
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  130,000 130
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 5.473%, 4/20/38 (1) 515,000 515

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
World Omni Auto Receivables Trust
Series 2023-A, Class B
5.03%, 5/15/29  210,000 212
Total Asset-Backed Securities (Cost $19,312) 19,448
BOND MUTUAL FUNDS  7.2%
T. Rowe Price Emerging Markets Bond Fund - I Class,
6.39% (2)(3) 4,570,047 42,638
T. Rowe Price Inflation Protected Bond Fund - I Class,
2.50% (2)(3) 695,761 7,285
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.06% (2)(3) 2,088,665 19,759
T. Rowe Price Institutional High Yield Fund - Institutional Class,
6.67% (2)(3) 5,175,727 40,888
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.50% (2)(3) 8,836,001 75,548
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 2.11% (2)(3) 75,471 356
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.56% (2)(3) 9,468,343 70,539
Total Bond Mutual Funds (Cost $298,498) 257,013
COMMON STOCKS  69.4%
COMMUNICATION SERVICES  4.8%
Diversified Telecommunication Services  0.2%
AST SpaceMobile (4) 11,200 304
BT Group (GBP)  2,068,220 4,170
KT (KRW)  93,598 3,037
7,511
Entertainment  0.8%
Atlanta Braves Holdings, Class C (4) 19,109 772
Liberty Media Corp-Liberty Live, Class C (4) 54,641 4,009
Madison Square Garden Sports (4) 3,625 738
Netflix (4) 22,253 21,820
Sea, ADR (4) 17,676 2,250
29,589
Interactive Media & Services  3.0%
Alphabet, Class A  37,879 6,450
Alphabet, Class C  301,146 51,864
LY (JPY)  532,400 1,797
Meta Platforms, Class A  57,504 38,424

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NAVER (KRW)  14,649 2,081
Pinterest, Class A (4) 80,076 2,961
Reddit, Class A (4) 10,316 1,669
Tencent Holdings (HKD)  27,000 1,662
Vimeo (4) 109,316 644
107,552
Media  0.2%
Comcast, Class A  45,625 1,637
WPP (GBP)  423,414 3,435
5,072
Wireless Telecommunication Services  0.6%
KDDI (JPY)  117,700 3,838
T-Mobile U.S.  66,908 18,045
21,883
Total Communication Services 171,607
CONSUMER DISCRETIONARY  7.5%
Automobile Components  0.3%
Autoliv, SDR (SEK)  34,009 3,337
Denso (JPY)  257,800 3,344
Dowlais Group (GBP)  864,943 761
Magna International  65,376 2,382
Modine Manufacturing (4) 5,490 464
Stanley Electric (JPY)  73,700 1,195
11,483
Automobiles  0.7%
Subaru (JPY)  113,000 2,095
Suzuki Motor (JPY)  252,900 3,097
Tesla (4) 43,139 12,639
Toyota Motor (JPY)  385,400 6,991
24,822
Broadline Retail  2.3%
Alibaba Group Holding, ADR  12,137 1,608
Amazon.com (4) 335,757 71,274
Global-e Online (4) 9,990 426
Isetan Mitsukoshi Holdings (JPY) (5) 172,200 2,629
Next (GBP)  36,981 4,690
Ollie's Bargain Outlet Holdings (4) 223 23
Savers Value Village (4) 45,248 338
80,988

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diversified Consumer Services  0.1%
Bright Horizons Family Solutions (4) 13,112 1,700
Duolingo (4) 1,114 348
Strategic Education  7,191 579
2,627
Hotels, Restaurants & Leisure  1.4%
Amadeus IT Group (EUR)  50,379 3,804
Booking Holdings  1,902 9,540
Caesars Entertainment (4) 3,134 104
Cava Group (4) 281 27
Chipotle Mexican Grill (4) 80,345 4,336
Compass Group (GBP)  220,973 7,735
DoorDash, Class A (4) 12,002 2,382
Dutch Bros, Class A (4) 12,680 1,004
Life Time Group Holdings (4) 5,273 161
McDonald's  47,199 14,553
Papa John's International  14,801 671
Planet Fitness, Class A (4) 24,788 2,294
Red Rock Resorts, Class A  14,513 725
Shake Shack, Class A (4) 3,983 433
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $772 (4)(6)(7)(8) 90,236 336
Wyndham Hotels & Resorts  6,999 758
48,863
Household Durables  0.4%
Champion Homes (4) 8,354 856
Installed Building Products  4,236 726
Panasonic Holdings (JPY)  335,600 4,151
Persimmon (GBP)  113,102 1,723
Sony Group (JPY)  325,200 8,135
15,591
Leisure Products  0.0%
Peloton Interactive, Class A (4) 96,870 729
729
Specialty Retail  1.9%
AutoZone (4) 2,082 7,272
Burlington Stores (4) 2,436 607
Carvana (4) 50,142 11,688
Floor & Decor Holdings, Class A (4) 282 27
Home Depot  13,897 5,512
Kingfisher (GBP)  1,154,690 3,607

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lowe's  22,006 5,472
O'Reilly Automotive (4) 4,085 5,611
RH (4) 872 281
Ross Stores  91,398 12,825
TJX  62,563 7,805
Tractor Supply  59,430 3,289
Ulta Beauty (4) 10,581 3,877
67,873
Textiles, Apparel & Luxury Goods  0.4%
Cie Financiere Richemont, Class A (CHF)  20,796 4,261
Kering (EUR)  11,062 3,099
Lululemon Athletica (4) 2,581 944
Moncler (EUR)  53,619 3,687
NIKE, Class B  1,494 119
Samsonite International (HKD)  630,300 1,750
Skechers USA, Class A (4) 4,184 255
14,115
Total Consumer Discretionary 267,091
CONSUMER STAPLES  3.8%
Beverages  0.6%
Coca-Cola  96,279 6,856
Diageo (GBP)  117,303 3,212
Heineken (EUR)  50,586 4,273
Keurig Dr Pepper  199,787 6,697
Kirin Holdings (JPY)  82,600 1,114
Primo Brands  14,579 491
22,643
Consumer Staples Distribution & Retail  0.5%
Dollar Tree (4) 39,143 2,852
Seven & i Holdings (JPY)  311,600 4,445
Walmart  102,744 10,132
Welcia Holdings (JPY) (5) 50,200 740
18,169
Food Products  0.8%
Barry Callebaut (CHF)  780 942
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $220 (4)(6)(8) 11,919 42
Mondelez International, Class A  127,545 8,192
Nestle (CHF)  143,243 13,828
Post Holdings (4) 7,300 829
Simply Good Foods (4) 28,302 1,068

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Utz Brands  18,992 259
Wilmar International (SGD)  1,228,900 2,926
28,086
Household Products  0.9%
Colgate-Palmolive  156,381 14,257
Procter & Gamble  102,626 17,841
32,098
Personal Care Products  1.0%
BellRing Brands (4) 9,984 732
Interparfums  6,947 965
Kenvue  647,134 15,272
L'Oreal (EUR)  11,980 4,405
Olaplex Holdings (4) 212,067 307
Puig Brands, Class B (EUR) (4) 62,824 1,163
Unilever (GBP)  214,564 12,157
35,001
Total Consumer Staples 135,997
ENERGY  3.1%
Energy Equipment & Services  0.7%
Cactus, Class A  11,312 594
Expro Group Holdings (4) 56,849 676
Schlumberger  328,215 13,674
Solaris Energy Infrastructure  11,639 398
TechnipFMC  278,985 8,213
Weatherford International  16,493 1,021
24,576
Oil, Gas & Consumable Fuels  2.4%
Antero Resources (4) 7,169 263
Chevron  23,111 3,666
ConocoPhillips  123,668 12,261
Diamondback Energy  28,465 4,525
DT Midstream  3,109 299
EQT  164,080 7,904
Equinor (NOK)  264,126 6,134
Expand Energy  73,341 7,252
Exxon Mobil  72,514 8,073
Magnolia Oil & Gas, Class A  29,986 702
PBF Energy, Class A  15,339 329
Phillips 66  27,176 3,524
Range Resources  231,730 8,602
Shell, ADR  91,770 6,191

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TotalEnergies (EUR)  148,770 8,970
Valero Energy  49,962 6,531
Viper Energy  25,014 1,165
86,391
Total Energy 110,967
FINANCIALS  12.6%
Banks  4.1%
ANZ Group Holdings (AUD)  152,599 2,837
Banc of California  70,477 1,048
Bank of America  207,711 9,575
Blue Foundry Bancorp (4) 17,641 175
Cadence Bank  36,285 1,203
Capitol Federal Financial  76,338 452
Citigroup  46,933 3,752
Columbia Banking System  47,471 1,269
CRB Group, Acquisition Date: 4/14/22, Cost $64 (4)(6)(8) 605 38
DBS Group Holdings (SGD)  122,591 4,187
Dime Community Bancshares  28,134 872
DNB Bank (NOK)  301,276 6,952
Dogwood State Bank (4) 9,137 142
East West Bancorp  20,764 1,961
Eastern Bankshares  42,118 753
Equity Bancshares, Class A  17,906 769
FB Financial  18,358 927
First Bancshares  20,934 747
Five Star Bancorp  23,135 705
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $92 (4)(6)(8) 9,254 42
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(6)(8) 1,736 1
HarborOne Bancorp  28,448 330
HDFC Bank (INR)  176,507 3,513
Home BancShares  25,237 756
Huntington Bancshares  223,515 3,681
ING Groep (EUR)  373,662 6,652
Intesa Sanpaolo (EUR)  875,464 4,314
JPMorgan Chase  119,232 31,555
Kearny Financial  32,148 225
KeyCorp  261,814 4,535
Live Oak Bancshares  25,914 824
Lloyds Banking Group (GBP)  4,808,201 4,463
Mitsubishi UFJ Financial Group (JPY)  502,400 6,405
National Bank of Canada (CAD) (5) 58,876 4,900

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Origin Bancorp  17,784 689
Pacific Premier Bancorp  22,674 542
Pinnacle Financial Partners  14,932 1,706
Popular  6,222 625
Prosperity Bancshares  15,753 1,209
Skandinaviska Enskilda Banken, Class A (SEK)  222,060 3,568
Societe Generale (EUR)  96,461 3,951
SouthState  16,502 1,663
Standard Chartered (GBP)  336,144 5,412
Sumitomo Mitsui Trust Group (JPY)  82,016 2,103
Texas Capital Bancshares (4) 15,183 1,202
UniCredit (EUR)  97,397 5,138
United Overseas Bank (SGD)  186,800 5,292
Western Alliance Bancorp  14,816 1,288
144,948
Capital Markets  1.9%
Bridgepoint Group (GBP)  492,345 2,167
Brookfield (CAD)  75,296 4,357
Cboe Global Markets  14,879 3,137
Charles Schwab  138,832 11,041
CME Group  11,434 2,902
CVC Capital Partners (EUR) (4) 125,946 2,899
DigitalBridge Group  51,696 588
Goldman Sachs Group  19,884 12,374
Hamilton Lane, Class A  10,334 1,615
Intercontinental Exchange  36,771 6,370
Julius Baer Group (CHF)  62,750 4,235
Macquarie Group (AUD)  23,314 3,310
Morgan Stanley  19,401 2,582
MSCI  163 96
S&P Global  12,232 6,529
StepStone Group, Class A  12,706 764
Stifel Financial  6,065 644
TMX Group (CAD)  83,028 2,950
68,560
Consumer Finance  0.4%
American Express  39,536 11,899
Encore Capital Group (4) 15,079 569
SLM  26,007 785
13,253
Financial Services  3.1%
Adyen (EUR) (4) 1,787 3,262

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Berkshire Hathaway, Class B (4) 41,453 21,300
Challenger (AUD)  239,595 872
Corebridge Financial  136,440 4,732
Corpay (4) 10,305 3,782
Edenred (EUR)  43,367 1,380
Fiserv (4) 64,844 15,283
Marqeta, Class A (4) 128,700 538
Mastercard, Class A  23,998 13,830
Mitsubishi HC Capital (JPY) (5) 218,200 1,475
PennyMac Financial Services  22,342 2,316
Toast, Class A (4) 12,453 481
Visa, Class A  109,357 39,665
108,916
Insurance  3.0%
Admiral Group (GBP)  44,892 1,628
AIA Group (HKD)  513,000 3,939
Allstate  73,698 14,677
Assurant  5,580 1,160
AXA (EUR)  216,791 8,476
Chubb  28,345 8,092
Definity Financial (CAD)  64,206 2,767
Goosehead Insurance, Class A  8,336 1,027
Great-West Lifeco (CAD) (5) 103,164 3,832
Hanover Insurance Group  3,579 610
Mandatum (EUR)  292,504 1,656
Marsh & McLennan  10,449 2,485
MetLife  81,554 7,028
Muenchener Rueckversicherungs-Gesellschaft (EUR)  20,238 11,470
Progressive  27,837 7,850
RLI  11,734 893
Root, Class A (4) 4,349 588
Sampo, Class A (EUR)  558,700 4,906
Selective Insurance Group  382 33
Storebrand (NOK)  367,646 4,014
Tokio Marine Holdings (JPY)  211,900 7,546
Travelers  20,540 5,309
TWFG (4) 18,491 559
White Mountains Insurance Group  543 1,004
Zurich Insurance Group (CHF)  7,522 4,970
106,519

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mortgage Real Estate Investment Trusts  0.1%
Annaly Capital Management, REIT  158,960 3,491
3,491
Total Financials 445,687
HEALTH CARE  8.9%
Biotechnology  1.0%
Arcellx (4) 13,167 854
Argenx, ADR (4) 5,634 3,519
Arrowhead Pharmaceuticals (4) 20,296 384
Ascendis Pharma, ADR (4) 6,285 984
Avidity Biosciences (4) 9,217 282
Black Diamond Therapeutics (4) 61,851 124
Blueprint Medicines (4) 8,321 804
Centessa Pharmaceuticals, ADR (4) 16,698 260
Crinetics Pharmaceuticals (4) 7,101 254
CRISPR Therapeutics (4) 5,433 239
Cytokinetics (4) 25,578 1,177
Dyne Therapeutics (4) 7,740 105
Erasca (4) 94,137 129
Genmab (DKK) (4)(5) 8,004 1,804
Gilead Sciences  7,600 869
Immatics (4) 78,383 343
Immunocore Holdings, ADR (4) 50,035 1,470
Immunome (4) 74,894 704
Immunovant (4) 60,023 1,237
Insmed (4) 14,095 1,149
Ionis Pharmaceuticals (4) 33,251 1,104
Merus (4) 5,261 248
Metsera (4) 9,373 232
Metsera, Acquisition Date: 11/12/24, Cost $170 (4)(8) 14,385 356
Nurix Therapeutics (4) 13,815 213
Prime Medicine (4) 17,937 45
Regeneron Pharmaceuticals  11,540 8,063
Revolution Medicines (4) 18,652 760
Vaxcyte (4) 9,345 682
Vera Therapeutics (4) 16,503 494
Vertex Pharmaceuticals (4) 9,494 4,555
Xenon Pharmaceuticals (4) 5,707 211
33,654
Health Care Equipment & Supplies  1.6%
Alcon (CHF)  31,957 2,982
Alcon  33,200 3,071

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Becton Dickinson & Company  23,338 5,263
Elekta, Class B (SEK) (5) 257,164 1,413
EssilorLuxottica (EUR)  13,752 4,118
GE HealthCare Technologies  7,243 633
Haemonetics (4) 12,478 817
Intuitive Surgical (4) 16,502 9,458
Koninklijke Philips (EUR) (4) 198,421 5,165
Lantheus Holdings (4) 10,352 971
Masimo (4) 19,891 3,755
Neogen (4) 56,866 571
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $264 (4)(6)
(8) 70,144 29
Penumbra (4) 2,316 661
PROCEPT BioRobotics (4) 11,890 765
QuidelOrtho (4) 27,586 1,103
Siemens Healthineers (EUR)  95,598 5,343
Sonova Holding (CHF)  5,436 1,750
Stryker  18,056 6,973
Sysmex (JPY)  49,600 902
West Affum DBA Kestra, Class A, Acquisition Date: 7/15/24,
Cost $171 (4)(8) 11,660 217
55,960
Health Care Providers & Services  2.6%
Alignment Healthcare (4) 66,333 1,041
BrightSpring Health Services (4) 41,075 792
Cencora  63,692 16,149
Cigna Group  15,462 4,775
Concentra Group Holdings Parent  32,461 733
Elevance Health  24,441 9,700
HCA Healthcare  18,901 5,789
HealthEquity (4) 9,557 1,049
Molina Healthcare (4) 33,063 9,956
NeoGenomics (4) 37,833 378
Oscar Health, Class A (4) 94,611 1,382
Privia Health Group (4) 21,208 530
Progyny (4) 27,611 622
Quest Diagnostics  41,497 7,175
RadNet (4) 12,808 711
Tenet Healthcare (4) 39,201 4,962
UnitedHealth Group  56,344 26,761
92,505

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology  0.0%
Doximity, Class A (4) 13,758 970
970
Life Sciences Tools & Services  1.0%
Bruker  15,610 737
Danaher  29,401 6,108
Mettler-Toledo International (4) 3,696 4,704
Repligen (4) 3,660 583
Revvity  63,002 7,066
Sotera Health (4) 61,859 771
Stevanato Group  39,521 737
Thermo Fisher Scientific  26,222 13,870
34,576
Pharmaceuticals  2.7%
Arvinas (4) 18,904 335
Astellas Pharma (JPY)  226,700 2,205
AstraZeneca, ADR  268,474 20,460
Axsome Therapeutics (4) 3,191 407
Bayer (EUR)  69,664 1,646
Chugai Pharmaceutical (JPY)  68,900 3,461
Elanco Animal Health (4) 51,708 578
Eli Lilly  31,824 29,298
Novartis (CHF)  79,859 8,690
Novo Nordisk, Class B (DKK) (5) 89,548 8,124
Rapport Therapeutics (4) 8,581 86
Roche Holding (CHF)  30,781 10,251
Sanofi (EUR)  90,691 9,909
Shionogi (JPY)  81,000 1,213
Zoetis  525 88
96,751
Total Health Care 314,416
INDUSTRIALS & BUSINESS SERVICES  8.3%
Aerospace & Defense  1.2%
Boeing (4) 22,442 3,919
General Electric  74,922 15,507
Karman Holdings (4) 7,940 250
L3Harris Technologies  21,599 4,452
Leonardo DRS (4) 26,888 819
Loar Holdings (4) 7,439 541
Melrose Industries (GBP)  691,516 5,613
Northrop Grumman  7,268 3,356

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Safran (EUR)  25,635 6,712
TransDigm Group  1,137 1,555
42,724
Building Products  0.2%
AAON  222 17
AZZ  19,938 1,916
CSW Industrials  1,351 414
Owens Corning  17,883 2,755
Simpson Manufacturing  1,407 231
UFP Industries  5,055 541
5,874
Commercial Services & Supplies  0.6%
BrightView Holdings (4) 9,148 123
Casella Waste Systems, Class A (4) 8,630 967
Cintas  6,086 1,263
Element Fleet Management (CAD)  297,521 5,951
MSA Safety  3,700 606
Republic Services  43,288 10,260
Tetra Tech  394 11
Veralto  3,336 333
VSE  21,799 2,583
22,097
Construction & Engineering  0.2%
API Group (4) 45,475 1,786
Arcosa  15,137 1,270
MYR Group (4) 1,691 208
Shimizu (JPY)  185,500 1,710
WillScot Holdings (4) 6,145 202
Worley (AUD)  294,151 2,790
7,966
Electrical Equipment  1.3%
ABB (CHF)  143,472 7,734
AMETEK  87,470 16,558
GE Vernova  4,363 1,462
Legrand (EUR)  47,285 5,213
Mitsubishi Electric (JPY)  295,700 4,590
Prysmian (EUR)  99,068 5,894
Rockwell Automation  19,685 5,653
Thermon Group Holdings (4) 19,800 584
47,688

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ground Transportation  0.9%
Landstar System  116 18
Norfolk Southern  53,038 13,034
Old Dominion Freight Line  57,095 10,077
RXO (4) 30,032 615
Saia (4) 2,735 1,120
Union Pacific  28,956 7,143
32,007
Industrial Conglomerates  0.7%
DCC (GBP)  39,518 2,680
Roper Technologies  5,131 2,999
Siemens (EUR)  82,618 18,955
24,634
Machinery  1.9%
AGCO  258 25
Atmus Filtration Technologies  19,832 789
Crane  9,266 1,510
Deere  35,094 16,873
Enerpac Tool Group  16,354 757
Enpro  7,659 1,395
Esab  19,604 2,456
ESCO Technologies  5,486 905
Federal Signal  11,751 955
Graco  8,604 749
Hillenbrand  5,969 179
Hillman Solutions (4) 22,630 221
Ingersoll Rand  51,760 4,388
KION Group (EUR)  46,990 1,898
Parker-Hannifin  17,683 11,821
RBC Bearings (4) 7,319 2,629
Sandvik (SEK)  176,923 3,847
SMC (JPY)  3,500 1,267
Spirax Group (GBP)  8,023 741
SPX Technologies (4) 9,611 1,400
Toro  306 25
Westinghouse Air Brake Technologies  53,249 9,870
Xylem  21,619 2,830
67,530
Professional Services  0.7%
Acuren (4) 42,114 521
Booz Allen Hamilton Holding  31,287 3,318
Broadridge Financial Solutions  20,705 4,995

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $93 (4)(6)(8) 11,790 72
Equifax  28,241 6,925
Parsons (4) 12,490 727
Paylocity Holding (4) 3,771 770
Recruit Holdings (JPY)  71,800 4,280
TechnoPro Holdings (JPY)  119,400 2,366
Teleperformance (EUR)  14,045 1,352
25,326
Trading Companies & Distributors  0.6%
Ashtead Group (GBP)  18,828 1,147
Beacon Roofing Supply (4) 171 20
Bunzl (GBP)  84,273 3,585
Custom Truck One Source (4) 52,725 234
Ferguson Enterprises  23,620 4,193
FTAI Aviation  11,226 1,445
GMS (4) 8,874 706
McGrath RentCorp  7,300 891
Mitsubishi (JPY)  140,800 2,352
Rush Enterprises, Class A  12,735 743
SiteOne Landscape Supply (4) 18,947 2,393
Sumitomo (JPY)  193,200 4,338
Transcat (4) 7,329 583
22,630
Total Industrials & Business Services 298,476
INFORMATION TECHNOLOGY  14.3%
Communications Equipment  0.1%
LM Ericsson, Class B (SEK)  502,386 4,132
4,132
Electronic Equipment, Instruments & Components  1.2%
CTS  14,548 650
Hamamatsu Photonics (JPY)  112,700 1,173
Insight Enterprises (4) 4,475 689
Keysight Technologies (4) 103,543 16,518
Largan Precision (TWD)  14,000 1,139
Mirion Technologies (4) 148,966 2,313
Murata Manufacturing (JPY)  106,800 1,827
Novanta (4) 8,279 1,197
Omron (JPY)  41,400 1,250
PAR Technology (4) 31,249 2,147
TE Connectivity  73,438 11,312
Teledyne Technologies (4) 2,227 1,147

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
41,362
IT Services  0.5%
Accenture, Class A  29,669 10,339
Globant (4) 4,837 728
MongoDB (4) 534 143
Nomura Research Institute (JPY)  100,300 3,295
Shopify, Class A (4) 37,863 4,241
Themis Solutions, Acquisition Date: 4/14/21, Cost $61 (4)(6)(8) 2,720 95
18,841
Semiconductors & Semiconductor Equipment  5.7%
Advanced Micro Devices (4) 3,822 382
Analog Devices  56,754 13,057
ASML Holding (EUR)  14,441 10,271
ASML Holding  6,034 4,278
BE Semiconductor Industries (EUR)  13,415 1,513
Broadcom  159,849 31,879
Entegris  294 30
Intel  94,520 2,243
KLA  4,791 3,396
Lam Research  1,426 109
Lattice Semiconductor (4) 45,542 2,839
MACOM Technology Solutions Holdings (4) 5,515 638
Micron Technology  17,622 1,650
Monolithic Power Systems  3,519 2,150
NVIDIA  721,221 90,095
NXP Semiconductors  21,174 4,565
Onto Innovation (4) 138 20
Renesas Electronics (JPY)  145,900 2,436
Taiwan Semiconductor Manufacturing (TWD)  434,759 13,261
Taiwan Semiconductor Manufacturing, ADR  34,234 6,180
Texas Instruments  48,064 9,420
Tokyo Electron (JPY)  19,700 2,946
203,358
Software  4.4%
Amplitude, Class A (4) 105,454 1,328
Appfolio, Class A (4) 98 21
Atlassian, Class A (4) 485 138
Aurora Innovation (4) 146,239 1,063
BILL Holdings (4) 9,969 550
Braze, Class A (4) 13,208 488
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $818 (4)(6)
(8) 480 909

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CCC Intelligent Solutions Holdings (4) 146,528 1,493
Confluent, Class A (4) 15,823 502
Crowdstrike Holdings, Class A (4) 4,042 1,575
Datadog, Class A (4) 6,729 784
Descartes Systems Group (4) 18,291 2,039
Fair Isaac (4) 2,627 4,956
Fortinet (4) 619 67
Gusto, Acquisition Date: 10/4/21, Cost $265 (4)(6)(8) 9,216 171
Intapp (4) 18,792 1,240
Intuit  5,273 3,237
JFrog (4) 19,080 701
Microsoft  241,893 96,029
nCino (4) 23,962 750
Onestream (4) 33,670 785
Palantir Technologies, Class A (4) 1,100 93
QXO  129,060 1,644
Salesforce  24,282 7,232
SAP (EUR)  41,080 11,400
ServiceNow (4) 11,535 10,725
ServiceTitan, Class A (4) 3,097 294
ServiceTitan, Class A, Acquisition Date: 11/9/18 - 5/4/21,
Cost $131 (4)(8) 4,000 380
Socure, Acquisition Date: 12/22/21, Cost $46 (4)(6)(8) 2,872 12
Synopsys (4) 8,909 4,074
Varonis Systems (4) 9,400 404
Vertex, Class A (4) 21,904 707
Workiva (4) 16,045 1,404
157,195
Technology Hardware, Storage & Peripherals  2.4%
Apple  342,634 82,863
Samsung Electronics (KRW)  102,605 3,839
86,702
Total Information Technology 511,590
MATERIALS  2.7%
Chemicals  1.6%
Air Liquide (EUR)  30,564 5,609
Akzo Nobel (EUR)  41,149 2,542
BASF (EUR)  53,584 2,732
Covestro (EUR) (4) 44,644 2,748
Element Solutions  43,215 1,128
HB Fuller  11,879 674
Johnson Matthey (GBP)  100,634 1,819

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Linde  35,265 16,471
Mosaic  87,730 2,099
PPG Industries  31,673 3,586
PureCycle Technologies (4) 10,687 110
Sherwin-Williams  41,167 14,914
Shin-Etsu Chemical (JPY)  112,000 3,377
Umicore (EUR) (5) 66,865 605
58,414
Construction Materials  0.0%
Knife River (4) 4,981 476
Martin Marietta Materials  486 235
711
Containers & Packaging  0.5%
International Paper  258,481 14,565
Packaging Corp. of America  20,440 4,356
18,921
Metals & Mining  0.5%
Antofagasta (GBP)  173,472 3,824
BHP Group (AUD)  80,991 1,963
BHP Group (GBP) (5) 124,148 3,052
Constellium (4) 115,918 1,319
Franco-Nevada  24,982 3,571
Freeport-McMoRan  75,295 2,779
Osisko Gold Royalties  42,847 785
Royal Gold  5,308 780
18,073
Paper & Forest Products  0.1%
Louisiana-Pacific  6,570 655
Stora Enso, Class R (EUR)  177,374 1,906
West Fraser Timber (CAD)  1,171 93
2,654
Total Materials 98,773
REAL ESTATE  1.0%
Health Care Real Estate Investment Trusts  0.0%
Welltower, REIT  9,458 1,452
1,452
Hotel & Resort Real Estate Investment Trusts  0.0%
Ryman Hospitality Properties, REIT  5,000 494
494

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  7,378 1,349
Segro (GBP)  169,351 1,506
Terreno Realty, REIT  21,525 1,460
4,315
Office Real Estate Investment Trusts  0.0%
Great Portland Estates (GBP)  101,677 349
349
Real Estate Management & Development  0.2%
Colliers International Group  3,976 510
FirstService  7,619 1,344
Landbridge, Class A  13,302 920
Mitsui Fudosan (JPY)  546,400 4,753
Opendoor Technologies (4) 75,130 101
7,628
Residential Real Estate Investment Trusts  0.3%
AvalonBay Communities, REIT  20,941 4,736
Equity LifeStyle Properties, REIT  18,134 1,244
Essex Property Trust, REIT  8,200 2,555
Flagship Communities REIT  29,086 439
Independence Realty Trust, REIT  83,407 1,818
UNITE Group (GBP)  43,993 463
11,255
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  34,300 845
Scentre Group (AUD)  1,579,100 3,318
4,163
Specialized Real Estate Investment Trusts  0.3%
CubeSmart, REIT  40,559 1,674
Public Storage, REIT  23,427 7,113
VICI Properties, REIT  96,129 3,123
11,910
Total Real Estate 41,566
UTILITIES  2.2%
Electric Utilities  0.9%
Constellation Energy  16,901 4,235
Exelon  95,257 4,210
Hawaiian Electric Industries (4) 69,428 760
IDACORP  11,690 1,378
NextEra Energy  86,759 6,088

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OGE Energy  29,795 1,379
Redeia (EUR)  110,616 1,980
TXNM Energy  33,137 1,731
Xcel Energy  119,009 8,581
30,342
Gas Utilities  0.3%
Atmos Energy  52,946 8,055
Chesapeake Utilities  14,578 1,850
9,905
Independent Power & Renewable Electricity
Producers  0.1%
Electric Power Development (JPY)  135,500 2,326
Talen Energy (4) 71 15
2,341
Multi-Utilities  0.8%
Ameren  105,776 10,743
CMS Energy  92,659 6,769
Engie (EUR)  315,778 5,649
National Grid (GBP)  443,482 5,447
28,608
Water Utilities  0.1%
American Water Works  22,380 3,043
California Water Service Group  16,072 731
Middlesex Water  9,225 462
4,236
Total Utilities 75,432
Total Miscellaneous Common Stocks  0.2% (9) 7,794
Total Common Stocks (Cost $1,433,979) 2,479,396
CONVERTIBLE BONDS  0.0%
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $113 (4)(6)(8) 112,600 113
Total Convertible Bonds (Cost $113) 113

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Hotels, Restaurants & Leisure  0.0%
Torchys Holdings, Acquisition Date: 11/13/20, Cost $159 (4)(6)
(7)(8) 17,718 66
66
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $242 (4)(6)(8) 41,545 37
37
Total Consumer Discretionary 103
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $1 (4)(6)(8) 32 —
Total Consumer Staples —
FINANCIALS  0.0%
Banks  0.0%
CRB Group, Series D, Acquisition Date: 1/28/22, Cost $224 (4)
(6)(8) 2,133 135
Total Financials 135
HEALTH CARE  0.1%
Biotechnology  0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $107 (4)(6)(8) 38,898 191
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $180 (4)(6)(8) 22,236 110
301
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $120 (4)(6)
(8) 118,345 101
Outset Medical PIPE, Series A, Acquisition Date: 1/3/25,
Cost $228 (4)(8) 1,140 197
298
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $223 (4)(6)(8) 92,428 158
158
Life Sciences Tools & Services  0.1%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $118 (4)(6)(8) 10,046 119

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $128 (4)(6)
(8) 14,444 27
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $161 (4)(6)(8) 11,776 547
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $262 (4)(6)(8) 5,896 274
967
Total Health Care 1,724
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $129 (4)(6)(8) 3,254 2
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $283 (4)(6)
(8) 50,717 141
Epirus, Series D, Acquisition Date: 1/21/25, Cost $31 (4)(6)(8) 11,069 31
174
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $119 (4)(6)(8) 9,815 75
Flexe, Series D, Acquisition Date: 4/7/22, Cost $75 (4)(6)(8) 3,669 28
103
Electrical Equipment  0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $139 (4)
(6)(8) 6,676 13
13
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $67 (4)(6)(8) 14,736 90
Checkr, Series D, Acquisition Date: 9/6/19, Cost $263 (4)(6)(8) 26,046 160
250
Total Industrials & Business Services 540
INFORMATION TECHNOLOGY  0.1%
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $98 (4)(6)(8) 6,732 30
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $45 (4)(6)
(8) 2,367 11
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $14 (4)(6)(8) 610 21
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(8) 60 2
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $1 (4)(6)(8) 70 2

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $49 (4)(6)(8) 2,178 76
142
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $229 (4)
(6)(8) 2,858 229
229
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $51 (4)(6)(8) 30 57
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $3 (4)(6)(8) 2 4
Databricks, Series G, Acquisition Date: 2/1/21, Cost $260 (4)
(6)(8) 4,398 407
Databricks, Series H, Acquisition Date: 8/31/21, Cost $765 (4)
(6)(8) 10,416 963
Databricks, Series I, Acquisition Date: 9/14/23, Cost $88 (4)(6)
(8) 1,201 111
Gusto, Series E, Acquisition Date: 7/13/21, Cost $381 (4)(6)(8) 12,516 233
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $271 (4)(6)(8) 20,748 223
Nuro, Series D, Acquisition Date: 10/29/21, Cost $124 (4)(6)(8) 5,932 64
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $118 (4)(6)(8) 23,436 123
Socure, Series A, Acquisition Date: 12/22/21, Cost $56 (4)(6)(8) 3,491 14
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $46 (4)(6)
(8) 2,865 12
Socure, Series B, Acquisition Date: 12/22/21, Cost $1 (4)(6)(8) 52 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $107 (4)(6)
(8) 6,640 28
2,239
Total Information Technology 2,610
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $159 (4)(6)(8) 3,356 199
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $217 (4)(6)
(8) 5,247 103
302
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $144 (4)(6)(8) 5,255 446

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $228 (4)(6)(8) 2,684 228
674
Total Materials 976
Total Convertible Preferred Stocks (Cost $6,715) 6,088
CORPORATE BONDS  1.7%
AbbVie, 4.05%, 11/21/39  355,000 315
AbbVie, 4.50%, 5/14/35  302,000 290
AbbVie, 5.05%, 3/15/34  830,000 837
AerCap Ireland Capital, 3.30%, 1/30/32  365,000 325
AGCO, 5.80%, 3/21/34  60,000 61
Alexandria Real Estate Equities, 5.25%, 5/15/36  35,000 35
American Homes 4 Rent, 5.25%, 3/15/35  65,000 65
American Medical Systems Europe, 3.00%, 3/8/31 (EUR)  158,000 164
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  181,000 187
APA Infrastructure, 0.75%, 3/15/29 (EUR)  125,000 118
APA Infrastructure, 5.125%, 9/16/34 (1) 50,000 49
APA Infrastructure, 5.75%, 9/16/44 (1) 65,000 66
Appalachian Power, 5.65%, 4/1/34  60,000 61
AppLovin, 5.375%, 12/1/31  85,000 86
Aptiv Swiss Holdings, 4.65%, 9/13/29  200,000 197
Arthur J Gallagher, 4.85%, 12/15/29  50,000 50
Arthur J Gallagher, 5.00%, 2/15/32  15,000 15
Astrazeneca Finance, 5.00%, 2/26/34  370,000 374
Athene Global Funding, 5.526%, 7/11/31 (1) 265,000 269
Atlassian, 5.25%, 5/15/29  75,000 76
Autoliv, 3.625%, 8/7/29 (EUR)  115,000 122
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  355,000 355
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  250,000 246
BAE Systems, 5.30%, 3/26/34 (1) 200,000 203
Bank of America, VR, 1.898%, 7/23/31 (10) 1,695,000 1,458
Bank of America, VR, 5.518%, 10/25/35 (10) 380,000 376
Bank of America, VR, 5.819%, 9/15/29 (10) 710,000 735
Barclays, VR, 5.086%, 2/25/29 (10) 200,000 201
Barclays, VR, 5.367%, 2/25/31 (10) 200,000 202
BAT Capital, 4.39%, 8/15/37  155,000 138
BAT Capital, 4.54%, 8/15/47  64,000 53
BAT Capital, 7.079%, 8/2/43  110,000 122
BAT Capital, 7.081%, 8/2/53  210,000 237
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 275,000 287
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 200,000 199

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 200,000 213
Boeing, 2.196%, 2/4/26  71,000 69
Boeing, 2.75%, 2/1/26  75,000 74
Boeing, 3.25%, 2/1/28  55,000 53
Boeing, 3.75%, 2/1/50  139,000 99
Boeing, 5.04%, 5/1/27  320,000 321
Boeing, 6.388%, 5/1/31  125,000 133
Boeing, 6.528%, 5/1/34  98,000 105
Boeing, 6.858%, 5/1/54  460,000 507
Booz Allen Hamilton, 5.95%, 8/4/33  88,000 90
Boston Gas, 6.119%, 7/20/53 (1) 75,000 78
Brixmor Operating Partnership, 4.05%, 7/1/30  57,000 55
Brixmor Operating Partnership, 4.125%, 5/15/29  504,000 490
Brixmor Operating Partnership, 5.20%, 4/1/32  55,000 55
Broadcom, 3.419%, 4/15/33 (1) 240,000 214
Broadcom, 4.35%, 2/15/30  320,000 314
Broadcom, 4.55%, 2/15/32  120,000 118
Broadcom, 5.15%, 11/15/31  190,000 194
Burlington Northern Santa Fe, 5.50%, 3/15/55  210,000 213
Cadence Design Systems, 4.70%, 9/10/34  70,000 68
CaixaBank, VR, 6.037%, 6/15/35 (1)(10) 290,000 301
CaixaBank, VR, 6.208%, 1/18/29 (1)(10) 260,000 269
Capital One Financial, VR, 5.70%, 2/1/30 (10) 49,000 50
Capital One Financial, VR, 6.051%, 2/1/35 (10) 135,000 140
Capital One Financial, VR, 6.183%, 1/30/36 (10) 70,000 71
Capital One Financial, VR, 7.624%, 10/30/31 (10) 45,000 50
Carvana, 12.00%, 12/1/28, (9.00% Cash or 12.00% PIK) (1)(11) 259,411 268
Carvana, 13.00%, 6/1/30, (11.00% Cash or 13.00% PIK) (1)(11) 456,868 484
Carvana, 14.00%, 6/1/31, (14.00% PIK) (1)(11) 584,600 664
CDW, 5.10%, 3/1/30  65,000 65
Celanese U.S. Holdings, 6.58%, 7/15/29  65,000 68
Celanese U.S. Holdings, 6.629%, 7/15/32  220,000 229
Celanese U.S. Holdings, 6.80%, 11/15/30  77,000 81
Cellnex Finance, 2.00%, 2/15/33 (EUR)  100,000 93
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (5) 500,000 480
Centene, 2.50%, 3/1/31  260,000 220
Centene, 2.625%, 8/1/31  685,000 577
Centene, 4.25%, 12/15/27  50,000 49
Centene, 4.625%, 12/15/29  231,000 222
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (10) 400,000 437
Charter Communications Operating, 2.80%, 4/1/31  305,000 264
Charter Communications Operating, 3.70%, 4/1/51  30,000 19
Charter Communications Operating, 3.75%, 2/15/28  130,000 126

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Charter Communications Operating, 3.90%, 6/1/52  476,000 317
Charter Communications Operating, 5.25%, 4/1/53  31,000 25
Charter Communications Operating, 6.55%, 6/1/34  62,000 64
Charter Communications Operating, 6.65%, 2/1/34  290,000 302
Cheniere Energy, 4.625%, 10/15/28  100,000 99
Cheniere Energy, 5.65%, 4/15/34  245,000 249
Cheniere Energy Partners, 4.50%, 10/1/29  67,000 66
Cheniere Energy Partners, 5.75%, 8/15/34  370,000 379
Cheniere Energy Partners, 5.95%, 6/30/33  195,000 203
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 200,000 198
Citigroup, 4.45%, 9/29/27  75,000 74
Citigroup, VR, 5.827%, 2/13/35 (10) 334,000 337
Citigroup, VR, 6.02%, 1/24/36 (10) 275,000 280
CNO Global Funding, 4.95%, 9/9/29 (1) 60,000 60
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 240,000 241
Comcast, 2.887%, 11/1/51  410,000 257
Comcast, 3.25%, 11/1/39  300,000 235
Comcast, 5.65%, 6/1/54  315,000 313
Constellation Energy Generation, 5.75%, 3/15/54  205,000 201
Corebridge Financial, 3.85%, 4/5/29  50,000 48
Corebridge Financial, 3.90%, 4/5/32  245,000 227
Corebridge Global Funding, 5.20%, 1/12/29 (1) 50,000 51
Coterra Energy, 5.40%, 2/15/35  155,000 154
Coterra Energy, 5.60%, 3/15/34  60,000 61
Cox Communications, 5.70%, 6/15/33 (1) 128,000 129
Cox Communications, 5.80%, 12/15/53 (1) 180,000 168
CRH SMW Finance, 5.125%, 1/9/30  200,000 203
Crown Castle, 5.80%, 3/1/34  120,000 124
Crown Castle Towers, 3.663%, 5/15/25 (1) 355,000 354
CVS Health, 5.05%, 3/25/48  491,000 425
CVS Health, 5.30%, 6/1/33  515,000 510
CVS Health, 5.625%, 2/21/53  225,000 209
CVS Health, VR, 6.75%, 12/10/54 (10) 15,000 15
CVS Health, VR, 7.00%, 3/10/55 (10) 95,000 97
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 150,000 150
Danske Bank, VR, 5.705%, 3/1/30 (1)(10) 200,000 206
Deere, 5.45%, 1/16/35  250,000 260
Diamondback Energy, 5.40%, 4/18/34  380,000 381
Diamondback Energy, 5.75%, 4/18/54  155,000 150
Diamondback Energy, 5.90%, 4/18/64  160,000 155
Diamondback Energy, 6.25%, 3/15/53  115,000 118
DTE Energy, 4.875%, 6/1/28  45,000 45
DTE Energy, 5.10%, 3/1/29  340,000 344

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DTE Energy, 5.20%, 4/1/30  225,000 228
Elevance Health, 4.75%, 2/15/30  100,000 100
Elevance Health, 4.95%, 11/1/31  140,000 140
Elevance Health, 5.125%, 2/15/53  115,000 104
Eli Lilly, 4.70%, 2/9/34  380,000 376
Embraer Netherlands Finance, 5.98%, 2/11/35  130,000 133
Enbridge, 5.625%, 4/5/34  200,000 204
Engie, 5.25%, 4/10/29 (1) 200,000 203
Engie, 5.625%, 4/10/34 (1) 200,000 205
Eni, 5.95%, 5/15/54 (1) 230,000 228
Eversource Energy, 5.85%, 4/15/31  190,000 197
Eversource Energy, 5.95%, 7/15/34  360,000 373
Expand Energy, 4.75%, 2/1/32  158,000 150
Expand Energy, 5.375%, 2/1/29  173,000 173
Expand Energy, 5.375%, 3/15/30  182,000 181
Ferguson Enterprises, 5.00%, 10/3/34  35,000 34
Fifth Third Bancorp, 3.95%, 3/14/28  81,000 79
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (10) 105,000 105
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (10) 170,000 178
First American Financial, 2.40%, 8/15/31  303,000 255
FirstEnergy, 2.65%, 3/1/30  223,000 201
FirstEnergy, Series B, 2.25%, 9/1/30  41,000 36
FirstEnergy, Series C, 3.40%, 3/1/50  285,000 198
FirstEnergy Transmission, 5.00%, 1/15/35  85,000 84
Ford Motor Credit, 5.80%, 3/5/27  380,000 383
Ford Motor Credit, 6.798%, 11/7/28  200,000 207
Foundry JV Holdco, 5.50%, 1/25/31 (1) 200,000 203
Foundry JV Holdco, 5.90%, 1/25/33 (1) 200,000 206
Freeport-McMoRan, 4.25%, 3/1/30  62,000 60
Freeport-McMoRan, 4.375%, 8/1/28  99,000 97
Freeport-McMoRan, 4.625%, 8/1/30  41,000 40
Freeport-McMoRan, 5.00%, 9/1/27  22,000 22
Freeport-McMoRan, 5.45%, 3/15/43  110,000 105
GA Global Funding Trust, 5.40%, 1/13/30 (1) 150,000 153
General Motors Financial, 5.55%, 7/15/29  185,000 188
Goldman Sachs Group, VR, 2.615%, 4/22/32 (10) 780,000 679
Goldman Sachs Group, VR, 3.615%, 3/15/28 (10) 275,000 269
Goldman Sachs Group, VR, 4.482%, 8/23/28 (10) 315,000 313
Goldman Sachs Group, VR, 4.692%, 10/23/30 (10) 255,000 253
Goldman Sachs Group, VR, 5.016%, 10/23/35 (10) 275,000 269
Golub Capital Private Credit Fund, 5.875%, 5/1/30 (1) 45,000 45
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 70,000 70
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 200,000 203

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 520,000 521
HCA, 2.375%, 7/15/31  100,000 85
HCA, 3.50%, 9/1/30  249,000 232
HCA, 5.25%, 3/1/30  100,000 102
HCA, 5.45%, 9/15/34  125,000 124
HCA, 5.50%, 3/1/32  55,000 56
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 100,000 102
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 125,000 127
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 260,000 261
Healthcare Realty Holdings, 2.05%, 3/15/31  95,000 79
Healthcare Realty Holdings, 3.625%, 1/15/28  260,000 250
Hexcel, 5.875%, 2/26/35  45,000 46
HF Sinclair, 5.75%, 1/15/31  210,000 214
HF Sinclair, 6.25%, 1/15/35  170,000 174
Home Depot, 4.95%, 6/25/34  255,000 256
HSBC Holdings, VR, 5.13%, 3/3/31 (10) 200,000 200
Humana, 4.875%, 4/1/30  230,000 229
Hyatt Hotels, 5.375%, 12/15/31  175,000 177
Hyundai Capital America, 4.55%, 9/26/29 (1) 160,000 158
Hyundai Capital America, 4.75%, 9/26/31 (1) 110,000 108
Hyundai Capital America, 5.35%, 3/19/29 (1) 80,000 82
Hyundai Capital America, 5.40%, 1/8/31 (1) 50,000 51
Hyundai Capital America, 5.50%, 3/30/26 (1) 70,000 71
Hyundai Capital America, 6.50%, 1/16/29 (1) 95,000 100
Icon Investments Six, 5.849%, 5/8/29  200,000 206
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 80,000 81
Intel, 3.25%, 11/15/49  628,000 404
Interpublic Group, 4.65%, 10/1/28  110,000 110
Invitation Homes Operating Partnership, 2.00%, 8/15/31  60,000 50
Invitation Homes Operating Partnership, 4.875%, 2/1/35  140,000 135
Invitation Homes Operating Partnership, 5.45%, 8/15/30  66,000 68
IPALCO Enterprises, 5.75%, 4/1/34  140,000 143
IQVIA, 6.25%, 2/1/29  195,000 202
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 150,000 153
JPMorgan Chase, VR, 2.522%, 4/22/31 (10) 70,000 63
JPMorgan Chase, VR, 2.739%, 10/15/30 (10) 110,000 101
JPMorgan Chase, VR, 2.956%, 5/13/31 (10) 485,000 441
JPMorgan Chase, VR, 4.603%, 10/22/30 (10) 255,000 253
JPMorgan Chase, VR, 4.946%, 10/22/35 (10) 185,000 182
JPMorgan Chase, VR, 5.04%, 1/23/28 (10) 140,000 141
JPMorgan Chase, VR, 5.336%, 1/23/35 (10) 130,000 131

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kroger, 5.50%, 9/15/54  215,000 208
Las Vegas Sands, 3.50%, 8/18/26  95,000 93
Lowe's, 4.25%, 4/1/52  59,000 48
LPL Holdings, 5.20%, 3/15/30  385,000 386
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 200,000 203
M&T Bank, VR, 6.082%, 3/13/32 (10) 240,000 251
Mars, 4.75%, 4/20/33 (1) 220,000 217
Marvell Technology, 2.95%, 4/15/31  209,000 187
Mattel, 5.875%, 12/15/27 (1) 215,000 216
Meta Platforms, 5.40%, 8/15/54  70,000 70
Meta Platforms, 5.60%, 5/15/53  310,000 318
Micron Technology, 5.327%, 2/6/29  115,000 117
Micron Technology, 5.80%, 1/15/35  175,000 181
Micron Technology, 6.75%, 11/1/29  155,000 166
Minera Mexico, 5.625%, 2/12/32 (1) 450,000 446
Morgan Stanley, VR, 5.123%, 2/1/29 (10) 345,000 349
Morgan Stanley, VR, 5.173%, 1/16/30 (10) 225,000 228
Motorola Solutions, 5.40%, 4/15/34  115,000 117
National Fuel Gas, 5.50%, 3/15/30  95,000 96
Netflix, 4.625%, 5/15/29 (EUR)  290,000 322
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 135,000 135
NiSource, 5.25%, 3/30/28  45,000 46
NRG Energy, 4.45%, 6/15/29 (1) 85,000 83
NXP, 3.125%, 2/15/42  51,000 37
NXP, 3.25%, 11/30/51  215,000 144
NXP, 3.40%, 5/1/30  306,000 287
NXP, 4.30%, 6/18/29  76,000 75
Occidental Petroleum, 5.55%, 10/1/34  115,000 113
Occidental Petroleum, 6.125%, 1/1/31  225,000 233
Occidental Petroleum, 6.20%, 3/15/40  115,000 116
Occidental Petroleum, 6.375%, 9/1/28  65,000 68
Occidental Petroleum, 6.45%, 9/15/36  150,000 157
Occidental Petroleum, 6.625%, 9/1/30  310,000 328
Occidental Petroleum, 7.50%, 5/1/31  185,000 204
Occidental Petroleum, 8.875%, 7/15/30  540,000 622
ONEOK, 4.40%, 10/15/29  125,000 123
ONEOK, 4.75%, 10/15/31  170,000 167
ONEOK, 5.65%, 11/1/28  45,000 46
ONEOK, 5.80%, 11/1/30  130,000 136
Oracle, 5.55%, 2/6/53  152,000 146
Owens Corning, 5.70%, 6/15/34  130,000 134
Owens Corning, 5.95%, 6/15/54  56,000 57
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 540,000 569

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pfizer Investment Enterprises, 4.75%, 5/19/33  255,000 252
PNC Financial Services Group, VR, 5.575%, 1/29/36 (10) 130,000 133
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  100,000 93
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 425,000 402
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 200,000 201
Regal Rexnord, 6.05%, 4/15/28  245,000 250
Regions Financial, VR, 5.722%, 6/6/30 (10) 120,000 123
Reinsurance Group of America, 6.00%, 9/15/33  237,000 247
Reinsurance Group of America, VR, 6.65%, 9/15/55 (10) 50,000 50
RenaissanceRe Holdings, 5.80%, 4/1/35  75,000 77
Revvity, 1.90%, 9/15/28  185,000 168
Revvity, 2.25%, 9/15/31  100,000 84
Revvity, 3.30%, 9/15/29  109,000 102
Rogers Communications, 3.80%, 3/15/32  150,000 137
Rogers Communications, 4.35%, 5/1/49  20,000 16
Rogers Communications, 4.55%, 3/15/52  135,000 109
Rogers Communications, 5.00%, 2/15/29  270,000 271
Rogers Communications, 5.30%, 2/15/34  305,000 303
Ross Stores, 1.875%, 4/15/31  260,000 219
Sabine Pass Liquefaction, 4.20%, 3/15/28  55,000 54
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 70,000 71
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 125,000 126
Santander Holdings USA, VR, 6.342%, 5/31/35 (10) 245,000 254
Sartorius Finance, 4.375%, 9/14/29 (EUR)  200,000 218
Sartorius Finance, 4.875%, 9/14/35 (EUR)  200,000 226
SBA Tower Trust, 1.84%, 4/15/27 (1) 290,000 271
SBA Tower Trust, 2.328%, 1/15/28 (1) 40,000 37
SBA Tower Trust, 2.593%, 10/15/31 (1) 235,000 198
SBA Tower Trust, 4.831%, 10/15/29 (1) 270,000 269
Segro Capital, 1.875%, 3/23/30 (EUR)  125,000 122
Sempra, 3.40%, 2/1/28  50,000 48
Sitios Latinoamerica, 5.375%, 4/4/32  200,000 193
Smurfit Westrock Financing, 5.418%, 1/15/35 (1) 200,000 204
Societe Generale, VR, 2.797%, 1/19/28 (1)(10) 395,000 379
Societe Generale, VR, 5.50%, 4/13/29 (1)(10) 255,000 258
Solventum, 5.40%, 3/1/29  230,000 235
Solventum, 5.60%, 3/23/34  240,000 247
Solventum, 5.90%, 4/30/54  245,000 247
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 175,000 174
Southern, 5.20%, 6/15/33  355,000 356
Southern, 5.70%, 3/15/34  285,000 295
Sprint Capital, 6.875%, 11/15/28  305,000 326
Sprint Capital, 8.75%, 3/15/32  215,000 259

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stanley Black & Decker, 2.75%, 11/15/50  123,000 73
Sutter Health, 5.164%, 8/15/33  75,000 76
T-Mobile USA, 3.40%, 10/15/52  108,000 74
T-Mobile USA, 3.50%, 4/15/31  410,000 378
Targa Resources, 5.55%, 8/15/35  65,000 65
Targa Resources, 6.15%, 3/1/29  91,000 95
Targa Resources Partners, 5.00%, 1/15/28  45,000 45
Targa Resources Partners, 5.50%, 3/1/30  320,000 325
Targa Resources Partners, 6.875%, 1/15/29  57,000 59
Time Warner Cable, 6.55%, 5/1/37  21,000 21
Time Warner Cable, 6.75%, 6/15/39  110,000 112
Time Warner Cable, 7.30%, 7/1/38  32,000 34
U.S. Bancorp, VR, 5.384%, 1/23/30 (10) 100,000 102
Uber Technologies, 4.30%, 1/15/30  290,000 285
Uber Technologies, 4.50%, 8/15/29 (1) 266,000 261
Uber Technologies, 5.35%, 9/15/54  65,000 62
UBS Group, VR, 3.091%, 5/14/32 (1)(10) 285,000 255
UnitedHealth Group, 4.50%, 4/15/33  225,000 217
UnitedHealth Group, 5.00%, 4/15/34  325,000 323
Valero Energy, 5.15%, 2/15/30  60,000 61
Var Energi, 5.50%, 5/4/29 (EUR)  210,000 235
VF, 2.95%, 4/23/30  239,000 210
Videotron, 5.70%, 1/15/35 (1) 250,000 252
Vistra Operations, 6.00%, 4/15/34 (1) 85,000 87
Vistra Operations, 6.95%, 10/15/33 (1) 100,000 109
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 200,000 199
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  45,000 48
Wells Fargo, VR, 4.611%, 4/25/53 (10) 285,000 247
Western Midstream Operating, 4.50%, 3/1/28  50,000 49
Western Midstream Operating, 6.35%, 1/15/29  45,000 47
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  300,000 292
Xcel Energy, 3.40%, 6/1/30  255,000 237
Total Corporate Bonds (Cost $61,936) 61,831
EQUITY MUTUAL FUNDS  13.1%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 6,376,892 200,489
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 7,882,148 72,122
T. Rowe Price Real Assets Fund - I Class (2) 13,464,303 195,906
Total Equity Mutual Funds (Cost $461,484) 468,517

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.2%
Comision Federal de Electricidad, 5.70%, 1/24/30 (1) 200,000 195
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 200,000 192
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 200,000 201
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  200,000 201
Corp. Nacional del Cobre de Chile, 6.33%, 1/13/35 (1) 200,000 207
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 200,000 208
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 198,850 200
Gaci First Investment, 4.875%, 2/14/35  245,000 236
Gaci First Investment, 5.125%, 2/14/53  420,000 367
Kingdom of Saudi Arabia, 5.125%, 1/13/28 (1) 200,000 202
Kingdom of Saudi Arabia, 5.375%, 1/13/31 (1) 200,000 203
Logicor Financing, 0.875%, 1/14/31 (EUR)  275,000 245
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 230,000 231
Orsted, 3.75%, 3/1/30 (EUR)  265,000 283
Petroleos Mexicanos, 6.84%, 1/23/30  275,000 253
Petroleos Mexicanos, 8.75%, 6/2/29  380,000 382
Republic of Peru, 2.783%, 1/23/31  260,000 227
Republic of Peru, 5.375%, 2/8/35  140,000 138
Republic of Poland, 4.875%, 2/12/30  120,000 121
Republic of Poland, 5.125%, 9/18/34  385,000 383
Republic of Poland, 5.50%, 3/18/54  140,000 135
Saudi Arabian Oil, 5.75%, 7/17/54 (1) 200,000 192
State of Israel, Series 5Y, 5.375%, 2/19/30  210,000 212
United Mexican States, 6.00%, 5/13/30  200,000 204
Total Foreign Government Obligations & Municipalities
(Cost $5,399) 5,418
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  45,000 49
49
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  47,143 51
51
Total Municipal Securities (Cost $97) 100

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
BANK5, Series 2024-5YR10, Class A3, 5.302%, 10/15/57  55,000 56
BANK5, Series 2024-5YR10, Class AS, 5.637%, 10/15/57  30,000 31
BANK5, Series 2024-5YR11, Class AS, 6.139%, 11/15/57  205,000 214
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  125,000 131
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 6.586%, 11/15/34 (1) 135,000 1
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 104,186 93
BMO Mortgage Trust, Series 2024-5C5, Class A3, 5.857%,
2/15/57  585,000 608
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 5.605%, 12/15/39 (1) 280,000 280
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.953%, 5/15/41 (1) 479,449 480
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 38,691 35
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
B, 2.829%, 12/10/41 (1) 120,000 103
Citigroup Commercial Mortgage Trust, Series 2020-555, Class
C, 3.031%, 12/10/41 (1) 100,000 85
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 99,156 84
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO,
ARM, 2.38%, 4/27/65 (1) 14,268 14
COLT Mortgage Loan Trust, Series 2021-5, Class A1, CMO,
ARM, 1.726%, 11/26/66 (1) 446,411 396
Commercial Mortgage Trust, Series 2015-CR23, Class AM,
3.801%, 5/10/48  165,000 164
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  112,914 112
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.954%, 8/15/41 (1) 250,000 250
Credit Suisse Mortgage Trust, Series 2020-NET, Class A,
2.257%, 8/15/37 (1) 48,981 48
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 5.284%, 3/25/50 (1) 68,822 66
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 11,778 11
Galton Funding Mortgage Trust, Series 2018-1, Class A33,
CMO, ARM, 3.50%, 11/25/57 (1) 45,697 42
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 8,338 8

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 6.219%, 7/25/44 (1) 2,054 2
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.912%, 10/25/50 (1) 140,548 120
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 73,128 61
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 80,000 76
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 37,591 34
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 43,606 39
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.571%, 12/25/50 (1) 152,026 133
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 2,025 2
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 4,557 5
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.244%, 6/25/50 (1) 154,376 134
KIND Trust, Series 2021-KIND, Class B, ARM, 1M TSFR +
1.464%, 5.784%, 8/15/38 (1) 446,335 440
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.903%, 5/15/41 (1) 155,000 154
MFA Trust, Series 2020-NQM2, Class A1, CMO, ARM, 1.381%,
4/25/65 (1) 83,267 80
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 147,104 120
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 95,000 92
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.704%, 5/15/39 (1) 355,000 355
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.437%, 4/25/43  56,846 55
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.786%, 8/25/47 (1) 97,120 91
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 14,735 14
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 3,775 4
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 12,207 11
Sequoia Mortgage Trust, Series 2018-CH2, Class A3, CMO,
ARM, 4.00%, 6/25/48 (1) 36,707 34
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 692 1

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 5.602%, 5/25/44 (1) 170,207 171
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 5.434%, 10/25/59 (1) 91,036 93
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.903%, 6/15/39 (1) 120,000 120
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 192,673 157
Verus Securitization Trust, Series 2021-5, Class A2, CMO,
ARM, 1.218%, 9/25/66 (1) 100,757 86
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 200,000 201
Wells Fargo Commercial Mortgage Trust, Series 2016-C35,
Class AS, 3.184%, 7/15/48  370,000 360
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $6,935) 6,557
PREFERRED STOCKS  0.0%
CONSUMER DISCRETIONARY  0.0%
Automobiles  0.0%
Dr. Ing. h.c. F. Porsche (EUR) (5) 10,535 619
Total Consumer Discretionary 619
Total Preferred Stocks (Cost $849) 619
PRIVATE INVESTMENT COMPANIES  2.0%
Blackstone Partners Offshore Fund (4)(6) 27,065 71,524
Total Private Investment Companies (Cost $42,103) 71,524
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  1.8%
U.S. Government Agency Obligations  1.4%
Federal Home Loan Mortgage
2.50%, 4/1/30  37,695 36
3.00%, 12/1/42 - 4/1/43  168,772 152
3.50%, 8/1/42 - 3/1/46  407,061 380
4.00%, 10/1/40 - 12/1/41  86,208 83
4.50%, 6/1/39 - 5/1/42  118,166 119
5.00%, 12/1/36 - 8/1/40  34,720 35
5.50%, 1/1/40  71 —
6.00%, 3/1/33 - 8/1/38  32,319 34
7.00%, 6/1/32  348 —

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.815%, 6.525%, 1/1/37  1,964 2
RFUCCT1Y + 1.916%, 6.916%, 2/1/37  2,937 3
Federal Home Loan Mortgage, CMO, IO, 2.00%, 2/25/51  716,247 96
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  37,945 34
2.00%, 8/1/36 - 9/1/52  3,982,291 3,256
2.50%, 3/1/42 - 5/1/52  3,050,864 2,574
3.00%, 5/1/31 - 1/1/52  1,342,423 1,226
3.50%, 6/1/35 - 11/1/50  377,022 352
4.00%, 8/1/37 - 5/1/52  340,888 326
4.50%, 5/1/50 - 10/1/53  656,019 633
5.00%, 9/1/52 - 12/1/54  842,071 829
5.50%, 8/1/53 - 2/1/55  1,835,500 1,848
6.00%, 9/1/53 - 12/1/54  600,036 614
6.50%, 1/1/54 - 1/1/55  803,597 832
7.00%, 6/1/54  82,443 86
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  33,846 31
3.50%, 6/1/42 - 5/1/46  274,420 256
4.00%, 11/1/40  84,636 82
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.77%, 6.645%, 12/1/35  608 1
RFUCCT1Y + 1.892%, 6.807%, 12/1/35  1,564 2
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  243,478 31
6.50%, 2/25/32  487 —
Federal National Mortgage Assn., UMBS
1.50%, 5/1/37 - 1/1/42  601,378 514
2.00%, 5/1/36 - 6/1/52  12,311,059 10,169
2.50%, 8/1/30 - 6/1/52  7,413,136 6,320
3.00%, 1/1/27 - 4/1/52  4,189,085 3,774
3.50%, 2/1/35 - 7/1/50  1,951,459 1,817
4.00%, 7/1/35 - 12/1/52  2,298,204 2,194
4.50%, 7/1/39 - 2/1/54  1,405,333 1,376
5.00%, 7/1/34 - 11/1/53  1,383,767 1,378
5.50%, 9/1/34 - 10/1/54  1,905,303 1,920
6.00%, 2/1/33 - 8/1/54  2,618,425 2,689
6.50%, 7/1/32 - 1/1/55  1,279,723 1,325
7.00%, 3/1/54  85,024 90
UMBS, TBA (12)
3.50%, 3/1/55  560,000 508
5.00%, 3/1/55  590,000 580

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
6.00%, 3/1/55  325,000 330
6.50%, 3/1/55  630,000 649
49,586
U.S. Government Obligations  0.4%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  134,229 119
2.00%, 1/20/51 - 3/20/52  2,908,203 2,390
2.50%, 8/20/50 - 3/20/52  3,484,809 2,988
3.00%, 9/15/42 - 6/20/52  2,364,555 2,110
3.50%, 12/20/42 - 7/20/52  1,799,089 1,671
4.00%, 7/20/42 - 10/20/52  1,426,420 1,354
4.50%, 11/20/39 - 4/20/53  1,075,225 1,044
5.00%, 7/20/39 - 6/20/49  427,096 429
5.50%, 1/20/36 - 3/20/49  223,463 229
6.00%, 12/20/38 - 11/20/52  309,875 316
6.50%, 3/15/26  50 —
8.00%, 10/20/25  2 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  23,850 22
3.50%, 10/20/50  135,000 113
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50  699,356 82
3.50%, 5/20/43  20,002 3
4.00%, 2/20/43  11,112 2
Government National Mortgage Assn., TBA (12)
5.00%, 3/20/55  750,000 741
5.50%, 3/20/55  1,055,000 1,058
6.00%, 3/20/55  140,000 142
6.50%, 3/20/55  320,000 326
15,139
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $67,812) 64,725
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  2.4%
U.S. Treasury Obligations  2.4%
U.S. Treasury Bonds, 1.125%, 5/15/40  555,000 353
U.S. Treasury Bonds, 3.375%, 8/15/42  4,135,000 3,573
U.S. Treasury Bonds, 3.875%, 2/15/43  2,195,000 2,025
U.S. Treasury Bonds, 4.00%, 11/15/42  4,305,000 4,046
U.S. Treasury Bonds, 4.25%, 2/15/54  2,255,000 2,163
U.S. Treasury Bonds, 4.25%, 8/15/54  3,290,000 3,162
U.S. Treasury Bonds, 4.375%, 8/15/43  355,000 349

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Bonds, 4.50%, 2/15/44  7,220,000 7,195
U.S. Treasury Bonds, 4.50%, 11/15/54  3,270,000 3,280
U.S. Treasury Bonds, 4.625%, 11/15/44  3,670,000 3,711
U.S. Treasury Bonds, 4.75%, 11/15/43  835,000 860
U.S. Treasury Notes, 1.50%, 1/31/27  2,950,000 2,815
U.S. Treasury Notes, 3.25%, 6/30/27  3,930,000 3,868
U.S. Treasury Notes, 3.50%, 9/30/29  1,340,000 1,312
U.S. Treasury Notes, 3.625%, 8/31/29  1,270,000 1,250
U.S. Treasury Notes, 3.875%, 8/15/34  2,045,000 1,995
U.S. Treasury Notes, 4.00%, 10/31/29  1,630,000 1,628
U.S. Treasury Notes, 4.125%, 6/15/26  555,000 555
U.S. Treasury Notes, 4.125%, 10/31/29 (13) 5,120,000 5,144
U.S. Treasury Notes, 4.25%, 1/31/30  1,135,000 1,147
U.S. Treasury Notes, 4.25%, 11/15/34  965,000 969
U.S. Treasury Notes, 4.375%, 12/31/29  3,165,000 3,215
U.S. Treasury Notes, 4.375%, 5/15/34  7,920,000 8,031
U.S. Treasury Notes, 4.50%, 7/15/26  4,600,000 4,627
U.S. Treasury Notes, 4.625%, 9/15/26 (13) 10,487,500 10,579
U.S. Treasury Notes, 4.625%, 10/15/26  4,430,000 4,471
U.S. Treasury Notes, 4.625%, 9/30/28 (13) 4,470,000 4,563
86,886
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $86,827) 86,886
SHORT-TERM INVESTMENTS  1.3%
Money Market Funds  1.3%
T. Rowe Price Treasury Reserve Fund, 4.41% (2)(14) 47,580,210 47,580
Total Short-Term Investments (Cost $47,580) 47,580
SECURITIES LENDING COLLATERAL  0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.41% (2)(14) 14,866,484 14,866
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 14,866
Total Securities Lending Collateral (Cost $14,866) 14,866

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
30 Year Interest Rate
Swap, 7/11/55 Pay
Fixed 4.55% Annually,
Receive Variable
4.39% (SOFR)
Annually, 7/9/25 @
4.55%* (4) 1 2,600 10
BNP Paribas
USD / ILS, Put,
4/21/25 @ ILS3.55 (4) 1 600 4
Citibank
USD / ILS, Put,
4/18/25 @ ILS3.56 (4) 1 625 5
Total Options Purchased (Cost $67) 19
Total Investments in Securities  100.5%
(Cost $2,554,572) $ 3,590,700
Other Assets Less Liabilities (0.5)% (16,938)
Net Assets 100.0% $ 3,573,762
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $36,229 and represents 1.0% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is on loan at February 28, 2025.
(6) Level 3 in fair value hierarchy.
(7) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $8,901 and represents 0.2% of net assets.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
(9) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $4,334 and represents 0.1% of net assets.
(13) At February 28, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
ICP Chilean Average Chamber Index
ILS Israeli Shekel
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PIPE Private Investment in Public Equity
PLN Polish Zloty

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

.
.
.
.
.
.
.
.
.
.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.0)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.0)%
U.S. Government Agency Obligations  (0.0)%
UMBS, TBA, 3.00%, 3/1/55  385,000 (336)
(336)
U.S. Government Obligations  (0.0)%
Government National Mortgage Assn., TBA, 2.50%, 3/20/55  390,000 (334)
(334)
Total TBA Sales Commitments (Proceeds $(654)) (670)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.1)%
OTC Options Written (0.1)%
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $80.00 2,257 18,085 (64)
JPMorgan Chase
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $78.00 2,249 18,021 (18)
Morgan Stanley
S&P 500 Index, Put,
3/21/25 @ $5,575.00 367 218,530 (595)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $80.00 1,117 8,951 (32)
UBS Investment Bank
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $79.00 1,117 8,950 (18)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/21/25 @ $79.00 2,221 17,797 (235)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/21/25 @ $79.00 2,214 17,741 (35)
Total Options Written (Premiums $(1,158)) $ (997)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 290 5 — 5
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 29,124 697 671 26
Total Centrally Cleared Credit Default Swaps,
Protection Sold 31
Interest Rate Swaps 0.0%
5 Year Interest Rate Swap, Receive
Fixed 5.220% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
2/28/30 (CLP) 1,252,522 (1) — (1)
5 Year Interest Rate Swap, Receive
Fixed 5.228% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
3/4/30 (CLP) 523,782 — — —
5 Year Interest Rate Swap, Receive
Fixed 5.280% Semi-Annually, Pay
Variable 5.001% (ICP) Semi-Annually,
3/4/30 (CLP) 939,392 2 — 2
Total Centrally Cleared Interest Rate Swaps 1
Zero-Coupon Inflation Swaps 0.0%
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.581% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 696 5 — 5
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.603% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 974 8 — 8

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Zero-Coupon Inflation Swap
Receive Fixed 2.606% at Maturity, Pay
Variable (Change in CPI) at Maturity,
2/26/35 734 6 — 6
Total Centrally Cleared Zero-Coupon Inflation
Swaps 19
Total Centrally Cleared Swaps 51
Net payments (receipts) of variation margin to date (39)
Variation margin receivable (payable) on centrally cleared swaps $ 12
*
Credit ratings as of February 28, 2025. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $14.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/25/25 JPY 283,795 USD 1,885 $ 13
Citibank 4/17/25 ILS 1,327 USD 373 (5)
HSBC Bank 5/16/25 PLN 1,205 USD 304 (6)
JPMorgan Chase 4/17/25 ILS 1,335 USD 377 (7)
RBC Dominion
Securities 5/23/25 GBP 505 USD 636 (1)
Standard Chartered 5/23/25 USD 3,723 EUR 3,540 34
State Street 5/23/25 USD 358 EUR 338 5
Net unrealized gain (loss) on open forward
currency exchange contracts $ 33

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 30 Euro BOBL contracts 3/25 (3,669) $ 37
Short, 5 Euro BUND contracts 3/25 (691) 8
Short, 84 MSCI EAFE Index contracts 3/25 (10,204) (403)
Short, 167 S&P 500 E-Mini Index contracts 3/25 (49,793) 16
Long, 16 U.S. Treasury Long Bond contracts 6/25 1,889 15
Long, 244 U.S. Treasury Notes five year contracts 6/25 26,337 190
Long, 58 U.S. Treasury Notes ten year contracts 6/25 6,443 36
Long, 165 U.S. Treasury Notes two year contracts 6/25 34,150 35
Long, 7 Ultra U.S. Treasury Bonds contracts 6/25 869 (1)
Short, 114 Ultra U.S. Treasury Notes ten year
contracts 6/25 (13,025) (37)
Net payments (receipts) of variation margin to date (536)
Variation margin receivable (payable) on open futures contracts $ (640)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Emerging Markets Bond Fund -
I Class, 6.39% ^^ $ (5,861) $ 7,133 $ 1,916
T. Rowe Price Inflation Protected Bond Fund - I
Class, 2.50%  — 52 299
T. Rowe Price Institutional Emerging Markets
Equity Fund  — 973 1,783
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.06%  (50) (4) 937
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 6.67%  (551) 1,566 2,195
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.50%  — 1,663 1,734
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 2.11%  322 (86) 36
T. Rowe Price Multi-Strategy Total Return Fund
- I Class  — (3,424) 4,656
T. Rowe Price Real Assets Fund - I Class  (36) 983 3,348
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.56%  (2,119) 4,178 2,064
T. Rowe Price Government Reserve Fund,
4.41% — — —++
T. Rowe Price Treasury Reserve Fund, 4.41% — — 1,861
Totals $ (8,295)# $ 13,034 $ 20,829+

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Emerging
Markets Bond Fund - I Class,
6.39% ^^ $ 40,980 $ 45,243 $ 50,718 $ 42,638
T. Rowe Price Inflation
Protected Bond Fund - I Class,
2.50%  4,434 2,799 — 7,285
T. Rowe Price Institutional
Emerging Markets Equity
Fund  176,884 22,632 — 200,489
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.06%  15,715 5,853 1,805 19,759
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 6.67%  41,502 3,185 5,365 40,888
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.50%  68,151 5,734 — 75,548
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 2.11%  7,824 36 7,418 356
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  68,539 7,007 — 72,122
T. Rowe Price Real Assets
Fund - I Class  179,110 22,849 7,036 195,906
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.56%  67,530 3,449 4,618 70,539
T. Rowe Price Government
Reserve Fund, 4.41% 8,460  ¤  ¤ 14,866
T. Rowe Price Treasury
Reserve Fund, 4.41% 28,784  ¤  ¤ 47,580
Total $ 787,976^

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $20,829 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $822,428.
^^ Includes previously reported affiliate T. Rowe Price Institutional Emerging Markets Bond
Fund acquired through a corporate action.

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Growth Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 244,965 $ — $ 244,965
Bond Mutual Funds 257,013 — — 257,013
Common Stocks 1,889,757 587,892 1,747 2,479,396
Convertible Bonds — — 113 113
Convertible Preferred Stocks — 197 5,891 6,088
Equity Mutual Funds 468,517 — — 468,517
Preferred Stocks — 619 — 619
Private Investment
Companies — — 71,524 71,524
Short-Term Investments 47,580 — — 47,580
Securities Lending Collateral 14,866 — — 14,866
Options Purchased — 19 — 19
Total Securities 2,677,733 833,692 79,275 3,590,700
Swaps* — 52 — 52
Forward Currency Exchange
Contracts — 52 — 52
Futures Contracts* 337 — — 337
Total $ 2,678,070 $ 833,796 $ 79,275 $ 3,591,141
Liabilities
TBA Sales Commitments $ — $ 670 $ — $ 670
Options Written — 997 — 997
Swaps* — 1 — 1
Forward Currency Exchange
Contracts — 19 — 19
Futures Contracts* 441 — — 441
Total $ 441 $ 1,687 $ — $ 2,128

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2025, totaled $5,877,000 for the period ended February 28, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/25
Investment
in
Securities
Common
Stocks $ 1,959 $ 272 $ 64 $ (548) $ — $ — $ 1,747
Convertible
Bonds 113 — — — — — 113
Convertible
Preferred
Stocks 5,740 105 488 (442) 129 (129) 5,891
Private
Investment
Companies 66,169 5,355 — — — — 71,524
Total $ 73,981 $ 5,732 $ 552 $ (990) $ 129 $ (129) $ 79,275

T. ROWE PRICE Spectrum Moderate Growth Allocation Fund

surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F103-054Q3 02/25